LONG-TERM INCENTIVE COMPENSATION - Number of Awards, Weighted-average Grant-date Fair Value (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Performance Units (PUs)
Number of awards
Unvested at December 31, 2016	485,100
Granted at target	121,600
Adjustments for above-target performance	112,900
Vested	(236,400)
Forfeited/cancelled	(30,400)
Unvested at December 30, 2017	452,800	485,100
Fair value	$ 11.9	$ 11.2	$ 13.8
Weighted-average grant-date fair value
Weighted-average grant-date fair value unvested, beginning balance	$ 68.15
Weighted-average grant-date fair value, granted at target	120.25	$ 82.15	$ 68.04
Weighted-average grant-date fair value, Adjustment for above-target performance	50.55
Weighted-average grant-date fair value, vested	50.53
Weighted-average grant-date fair value, forfeited/Cancelled	79.41
Weighted-average grant-date fair value unvested, ending balance	$ 86.20	$ 68.15
Market-leveraged stock units (MSUs)
Number of awards
Unvested at December 31, 2016	403,600
Granted at target	118,000
Adjustments for above-target performance	177,900
Vested	(373,900)
Forfeited/cancelled	(22,000)
Unvested at December 30, 2017	303,600	403,600
Fair value	$ 24.0	$ 19.3	$ 12.4
Weighted-average grant-date fair value
Weighted-average grant-date fair value unvested, beginning balance	$ 70.07
Weighted-average grant-date fair value, granted at target	117.75	$ 91.40	$ 72.93
Weighted-average grant-date fair value, Adjustment for above-target performance	63.75
Weighted-average grant-date fair value, vested	64.24
Weighted-average grant-date fair value, forfeited/Cancelled	80.38
Weighted-average grant-date fair value unvested, ending balance	$ 90.33	$ 70.07
Restricted Stock Units (RSUs)
Number of awards
Unvested at December 31, 2016	140,400
Granted at target	22,900
Vested	(72,400)
Forfeited/cancelled	(2,200)
Unvested at December 30, 2017	88,700	140,400
Fair value	$ 5.1	$ 2.7	$ 5.3
Weighted-average grant-date fair value
Weighted-average grant-date fair value unvested, beginning balance	$ 72.62
Weighted-average grant-date fair value, granted at target	106.44	$ 82.77	$ 67.66
Weighted-average grant-date fair value, vested	69.80
Weighted-average grant-date fair value, forfeited/Cancelled	68.41
Weighted-average grant-date fair value unvested, ending balance	$ 83.72	$ 72.62